Group employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number and Average Number of Employees [Line Items]
Average number of employees	74,617	75,452
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	26,408	25,613
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	48,209	49,839
Subsidiaries | U.S.
Number and Average Number of Employees [Line Items]
Average number of employees	4,021	3,861
Subsidiaries | AME
Number and Average Number of Employees [Line Items]
Average number of employees	31,090	32,948
Subsidiaries | APMEA
Number and Average Number of Employees [Line Items]
Average number of employees	13,098	13,030